EARNINGS/(LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of earnings per share

	2019 RMB’000	2020 RMB’000	2021 RMB’000
Profit/(Loss) attributable to owners of the Company	748,439	(557,876)	(973,119)

Weighted average number of ordinary shares in issue	7,083,537	7,083,537	7,083,537

Weighted average equivalent ADSs	141,671	141,671	141,671

Basic and diluted earnings/(loss) per share	RMB0.11	RMB(0.08)	RMB(0.14)

Basic and diluted earnings/(loss) per equivalent ADS	RMB5.28	RMB(3.94)	RMB(6.87)